Customer Deposits - Additional Information (Detail) - USD ($)	May 30, 2019	Mar. 07, 2018	Oct. 12, 2015	Feb. 21, 2015	Dec. 31, 2020
Spike [Member]
Deposits [Line Items]
Proceeds from deposits from customers				$ 1,820,700
Repayment of deposits from customers		$ 1,220,700
Deposits from customers kept as guarantee					$ 600,000
Navig8 Faith [Member]
Deposits [Line Items]
Proceeds from deposits from customers			$ 736,000
Repayment of deposits from customers	$ 368,000
Deposits from customers kept as guarantee	$ 368,000